FAIR VALUE MEASUREMENT (Details 1) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value of financial liabilities measured using Level 3 inputs
Fair Value Measurement Asset Amount Realized		$ (13)
Investment In Debt Securities	16
Other net change to fair value [Abstract]
Carrying value		(811)	$ (616)
Cephalon [Member]
Changes in contingent consideration [Abstract]
Changes in contingent consideration	12	5
Other net change to fair value [Abstract]
Other net change to fair value - Included in earnings	(205)
Microdose [Member]
Changes in contingent consideration [Abstract]
Changes in contingent consideration	8	10
Nu Pathe [Member]
Changes in contingent consideration [Abstract]
Changes in contingent consideration	(122)	10
Eagle Transaction [Member]
Changes in contingent consideration [Abstract]
Changes in contingent consideration	179	63
Other net change to fair value [Abstract]
Other net change to fair value - Included in earnings	(115)
Gecko [Member]
Other net change to fair value [Abstract]
Other net change to fair value - Included in earnings	(6)
Eagle [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from		128
Labrys Transaction [Member]
Changes in contingent consideration [Abstract]
Changes in contingent consideration	6	311
Other net change to fair value [Abstract]
Other net change to fair value - Included in earnings	(25)	(350)
Gecko Transaction [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from		$ 5
Actavis Generic [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	$ 302